Prospectus Supplement

John Hancock Funds III

Supplement dated September 13, 2018 to the current prospectus (the “prospectus”)

John Hancock Disciplined Value Fund (the “fund”)

Effective October 1, 2018 (the “effective date”), David T. Cohen, CFA and Stephanie McGirr will be added as portfolio managers of the fund and, together with Mark E. Donovan and David J. Pyle, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the effective date, the following will supplement and restate in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

David T. Cohen, CFA	Mark E. Donovan, CFA	Stephanie McGirr	David J. Pyle, CFA
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
Managed the fund since 2018	Managed the fund since 2008	Managed the fund since 2018	Managed the fund since 2008
	and its predecessor since 1997		and its predecessor since 2005

In addition, as of the effective date, the following information relating to Mr. Cohen and Ms. McGirr will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section:

David T. Cohen, CFA

•	Co-Portfolio Manager
•	Managed the fund since 2018
•	Joined Boston Partners in 2016

Stephanie McGirr

•	Co-Portfolio Manager
•	Managed the fund since 2018
•	Joined Boston Partners in 2002

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated September 13, 2018 to the current Statement of Additional Information (the “SAI”)

John Hancock Disciplined Value Fund (the ”Fund”)

Effective October 1, 2018 (the “effective date”), David T. Cohen, CFA and Stephanie McGirr will be added as portfolio managers of the Fund and, together with Mark E. Donovan and David J. Pyle, will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Accordingly, as of the effective date, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Boston Partners Global Investors, Inc. (“Boston Partners”):

The following table reflects information regarding other accounts for which each of David T. Cohen, CFA and Stephanie McGirr has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the investment of each of Mr. Cohen and Ms. McGirr in the Fund and similarly managed accounts.

The following tables provide information as of August 31, 2018:

Disciplined Value Fund

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David T. Cohen, CFA	0	$0	0	$0	0	$0
Stephanie McGirr	0	$0	0	$0	0	$0

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David T. Cohen, CFA	0	$0	0	$0	0	$0
Stephanie McGirr	0	$0	0	$0	0	$0

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of August 31, 2018. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund.

Disciplined Value Fund

Name	Dollar Range of Shares Owned
David T. Cohen, CFA	$0
Stephanie McGirr	$0

You should read this Supplement in conjunction with the SAI and retain it for future reference.